Acquisition costs and other expenditure - Fair value of options and awards (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£) entity Y £ / shares	Dec. 31, 2021 GBP (£) Y £ / shares	Dec. 31, 2020 GBP (£) Y £ / shares
Share-based payment
Volatility assumption - number of competitors in basket | entity	12
Volatility assumption - average volatility for basket of competitors (as a percent)	26.46%	23.62%	41.40%
Volatility assumption - period of correlations for basket of competitors	3 years
Prudential LTIP (TSR)
Share-based payment
Expected volatility (as a percent)	33.64%	26.69%	41.08%
Risk-free interest rate (as a percent)	2.79%	0.36%	0.39%
Weighted average share price at grant date | £ / shares	£ 11.15	£ 15.11	£ 10.49
Weighted average fair value at grant date | £	£ 2.09	£ 7.70	£ 4.93
SAYE options
Share-based payment
Dividend yield (as a percent)	1.11%	0.81%	3.45%
Expected volatility (as a percent)	25.68%	22.31%	27.55%
Risk-free interest rate (as a percent)	3.97%	1.18%	0.27%
Expected option life (years) | Y	4.52	4.50	3.92
Weighted average exercise price | £ / shares	£ 7.37	£ 11.90	£ 9.64
Weighted average share price at grant date | £ / shares	£ 9.54	£ 14.76	£ 10.74
Weighted average fair value at grant date | £	£ 3.45	£ 4.13	£ 1.95
Other awards
Share-based payment
Weighted average fair value at grant date | £	£ 11.11	£ 14.79	£ 10.54